Investment Securities - Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 414	$ 171	$ 633
Gross realized losses	223	160	528
Net realized gains	$ 191	$ 11	$ 105